Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
Accounts receivable	58,223,168	56,147,676
Less: Allowance for credit losses	(2,680,151)	(49,838,198)
	$55,543,017	$6,309,476